Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Property, plant and equipment	$ 381,575	$ 356,398
Right-of-use assets	133,716	138,294
Goodwill	12,467	12,835
Other intangible assets	142,477	81,834
Contract assets	165,007	122,934
Other long-term assets	14,416	8,578
Deferred tax assets	192,844	192,211
Total non-current assets	1,042,502	913,084
Current assets
Inventories	226,551	220,054
Trade receivables	46,578	69,740
Contract assets	68,673	64,440
Other current assets	60,235	46,984
Receivables from related parties	179	438
Cash and cash equivalents	142,750	172,359
Total current assets	544,966	574,015
Total assets	1,587,468	1,487,099
Equity
Share capital	3,377	2,929
Share premium	2,268,426	2,105,691
Other reserves	12,350	15,331
Translation reserve	(51)	1,352
Accumulated deficit	(2,475,581)	(2,409,790)
Total equity	(191,479)	(284,487)
Non-current liabilities
Borrowings	1,264,054	1,262,147
Derivative financial liabilities	38,682	53,994
Lease liabilities	133,957	137,999
Contract liabilities	4,177	5,500
Deferred tax liability	6,902	7,868
Total non-current liabilities	1,447,772	1,467,508
Current liabilities
Trade and other payables	133,161	126,124
Lease liabilities	11,819	12,078
Current maturities of borrowings	41,955	36,921
Liabilities to related parties	3,928	3,325
Contract liabilities	18,190	30,364
Taxes payable	1,997	1,041
Other current liabilities	120,125	94,225
Total current liabilities	331,175	304,078
Total liabilities	1,778,947	1,771,586
Total equity and liabilities	$ 1,587,468	$ 1,487,099